FINANCIAL RISK MANAGEMENT - OFFSETTING FINANCIAL ASSETS AND LIABILITIES (Details) € in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Feb. 04, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Gross amount of derivative financial assets	$ 57.4		$ 26.9
Related liabilities subject to master netting arrangements of derivative financial assets	(29.1)		(23.6)
Cash collateral received	0.0		11.1
Net exposure of derivative financial assets	28.3		14.3
Gross amount of derivative financial liabilities	(30.0)	€ (125.5)	(37.8)
Related assets subject to master netting arrangements of derivative financial liabilities	29.1		23.6
Net exposure of derivative financial liabilities	$ (0.9)		$ (14.2)